Document and Entity Information	3 Months Ended
Mar. 31, 2018
Entity Information [Line Items]
Entity Registrant Name	Fidelity National Financial, Inc.
Entity Central Index Key	0001331875
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2018